COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 188,498	$ 62,676
Restricted cash	2,662	1,610
Accounts receivable, less allowance of $32 and $0 in 2021 and 2020, respectively	553	174
Unbilled receivables	91
Inventory	4,310	1,718
Prepaid expenses and other current assets	1,357	691
Due from related parties	14	1,465
Total current assets	197,485	68,334
Property and equipment, net	3,753	1,904
Other assets - related party		1,244
Other long term assets	1,235	44
Total assets	202,473	71,526
CURRENT LIABILITIES:
Accounts payable	2,248	948
Deferred grant funding	2,662	1,610
Deferred revenue	730	158
Due to related parties	1,981	136
Accrued expenses and other current liabilities	8,115	1,264
Total current liabilities	15,736	4,116
Long term notes payable		178
Long term deferred revenue	510
Total liabilities	16,246	4,294
COMMITMENTS AND CONTINGENCIES (NOTE 16)
Hyperfine convertible preferred stock (Series A, B, C and D): $.0001 par value, aggregate liquidation preference of $0 and $147,651; 0 and 129,788,828 shares authorized; 0 and 95,010,858 shares issued and outstanding at December 31, 2021 and 2020, respectively		128,286
STOCKHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	322,540	10,415
Accumulated deficit	(136,320)	(71,469)
Total stockholders' equity (deficit)	186,227	(61,054)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)	202,473	71,526
Hyperfine Convertible Preferred Stock
CURRENT LIABILITIES:
Hyperfine convertible preferred stock (Series A, B, C and D): $.0001 par value, aggregate liquidation preference of $0 and $147,651; 0 and 129,788,828 shares authorized; 0 and 95,010,858 shares issued and outstanding at December 31, 2021 and 2020, respectively		$ 128,286
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	5
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	$ 2